Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 385,000
Previously Paid Amount	0.00
Total Fee Amount	58.94
Total Offset Amount	0.00
Net Fee	58.94
Narrative - Max Aggregate Offering Price	$ 385,000
Final Prospectus	true